Property and Equipment, Net	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of March 31,
	2026	2025
	$’000	$’000
Leasehold improvement	352	167
Computers equipment	183	84
Furniture and fixtures	55	55
Office equipment	23	6
Sub-total	613	312
Less: accumulated depreciation	(294)	(155)
Property and equipment, net	319	157

Depreciation expense for the years ended March 31, 2026, 2025 and 2024, was approximately $131,000, $81,000 and $23,000, respectively.